STOCKHOLDERS' DEFICIT - Warrants (DWAC) (Details) - Digital World Acquisition Corp. [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Class of Warrant or Right [Line Items]
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%
Trading day period to calculate volume weighted average trading price following notice of redemption	30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member]
Class of Warrant or Right [Line Items]
Redemption trigger price will be adjusted (per share)	$ 18
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days
Public Warrants expiration term	5 years
Threshold trading days for redemption of public warrants	20 days
Share Price	$ 9.2
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	0.60
Public Warrants [Member] | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member]
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01
Redemption period	30 days
Warrant redemption condition minimum share price	$ 18